Accounts payable	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	Accounts payable
Accounts consist of the following (in USD thousands):

	December 31, 2022	December 31, 2021
Trade payables	$2,170	$2,337
Employee related payables	3,655	3,509
VAT and sales taxes	356	891
Total	$6,181	$6,737